Shareholder Report, Average Annual Return (Details) 193849_Innovator Growth-100 Power Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	64 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - July NAV
Average Annual Return, Percent	18.97%	11.29%	11.34%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	19.47%	20.07%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	18.53%	19.14%